Leases - Maturities of operating lease liabilities (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Leases
2021	$ 924	¥ 6,030
2022	394	2,569
2023	199	1,299
2024	84	548
Total lease payments	1,601	10,446
Less imputed interest	(75)	(487)
Total	$ 1,526	¥ 9,959